CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY
Interest revenues		kr 1,257	kr 1,056	kr 987	kr 2,313	kr 1,873	kr 3,896
Interest expenses		(911)	(674)	(565)	(1,585)	(1,021)	(2,213)
Net interest revenues		346	382	422	728	852	1,683
Net fee and commission expense		(8)	(5)	(7)	(13)	(13)	(28)
Net results of financial transactions		27	(59)	(36)	(32)	(30)	(102)
Total operating income		365	318	379	683	809	1,553
Personnel expenses		(78)	(79)	(89)	(157)	(168)	(320)
Other administrative expenses		(67)	(56)	(62)	(123)	(122)	(232)
Depreciation and impairment of non-financial assets		(9)	(8)	(12)	(17)	(23)	(45)
Total operating expenses		(154)	(143)	(163)	(297)	(313)	(597)
Operating profit before net credit losses		211	175	216	386	496	956
Net credit losses				13		(10)	51
Net credit losses for IFRS 9		25	5		30
Operating profit		236	180	229	416	486	1,007
Tax expenses		(60)	(44)	(55)	(104)	(115)	(235)
Net profit	[1]	176	136	175	312	371	772
Items to be reclassified to profit or loss
Available-for-sale securities	[2]			(20)		(28)	(33)
Derivatives in cash flow hedges	[2]	(7)	(6)	(28)	(13)	(57)	(91)
Tax on items to be reclassified to profit or loss		2	1	11	3	19	27
Net items to be reclassified to profit or loss		(5)	(5)	(37)	(10)	(66)	(97)
Items not to be reclassified to profit or loss
Own credit risk	[2]	113	71		184
Revaluation of defined benefit plans	[2]	(19)	(11)	(17)	(30)	(13)	(4)
Tax on items not to be reclassified to profit or loss		(21)	(13)	4	(34)	3	1
Net items not to be reclassified to profit or loss		73	47	(13)	120	(10)	(3)
Total other comprehensive income		68	42	(50)	110	(76)	(100)
Total comprehensive income	[1]	kr 244	kr 178	kr 125	kr 422	kr 295	kr 672
Basic earnings per share (in SEK per share)	[3]	kr 44	kr 34	kr 44	kr 78	kr 93	kr 193
Diluted earnings per share (in SEK per share)	[3]	kr 44	kr 34	kr 44	kr 78	kr 93	kr 193

[1]	The entire profit is attributable to the shareholder of the Parent Company
[2]	See the Consolidated Statement of Changes in Equity.
[3]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.